GENERAL AND BASIS OF PRESENTATION (Narrative) (Details) (USD $)	3 Months Ended
Feb. 28, 2014
General And Basis Of Presentation 1	$ 11,384,289
General And Basis Of Presentation 2	4,055,567
General And Basis Of Presentation 3	$ 2,130,894